Shareholders' Equity (Details) - USD ($)		1 Months Ended	12 Months Ended
	Jan. 10, 2023	Mar. 31, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Dec. 09, 2019	Dec. 03, 2019
Shareholders' Equity (Details) [Line Items]
Common stock, shares issued (in Shares)			23,650,122	22,444,822
Common stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001
Cash dividend (in Dollars per share)	$ 0.05
Aggregate amount	$ 1,180,000
Statutory reserve percentage			25.00%	25.00%	25.00%
Statutory reserve, description			In addition, the Company’s subsidiaries incorporated in the PRC are required to annually appropriate 10% of their net income to the statutory reserve prior to payment of any dividends, unless the reserve has reached 50% of their respective registered capital.
Restricted net amount (in Shares)			1,161,000	2,519,600
Tax expense benefit
Common Stock [Member]
Shareholders' Equity (Details) [Line Items]
Common stock, shares issued (in Shares)		2,666,666	2,666,666			100,000	100,000
Purchase of warrants shares (in Shares)			2,666,666
Shares per shares (in Dollars per share)		$ 6
Common stock, par value (in Dollars per share)							$ 0.0001
Warrants shares issued (in Shares)		2,666,666
Generating gross proceeds		$ 15,999,996
Net proceeds			$ 1,317,119
Fair value			11,131,829
Statutory Surplus [Member]
Shareholders' Equity (Details) [Line Items]
Statutory reserves			$ 284,952	$ 857,801	$ 1,410,264
Restricted net amount (in Shares)			23,549,698	23,264,745
Maxim Group LLC [Member]
Shareholders' Equity (Details) [Line Items]
Fair value			$ 3,551,048
Maxim Group LLC [Member] | Common Stock [Member]
Shareholders' Equity (Details) [Line Items]
Common stock, par value (in Dollars per share)		$ 0.0001
Net proceeds			$ 14,682,877
Statutory reserve and restricted net assets [Member]
Shareholders' Equity (Details) [Line Items]
Statutory reserve percentage			10.00%
Statutory Surplus [Member]
Shareholders' Equity (Details) [Line Items]
Statutory reserve percentage			50.00%